CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 1,024	$ 1,389	$ 2,595